UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     State Farm Mutual Automobile Insurance Company
Address:  1 State Farm Plz
          Bloomington, IL  617100001

13F File Number: 28-00534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Tipsord
Title:    Vice Chairman, Treasurer, and CFO
Phone:    309-766-7009
Signature, Place, and Date of Signing:

     Michael Tipsord          Bloomington, Illinois     February 12, 2007

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

   13F File Number     Name

   28-00096            Capital Guardian Trust Co.
   28-10487            Northern Trust Investments, N.A.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1

Form 13F Information Table Entry Total:                   210

Form 13F Information Table Value Total (X$1000) :  52,213,594


List of Other Included Managers:

No.  13F File Number   Name

01   28-00536          State Farm Investment Management Corp